UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments:

Putnam VT International Equity Fund

The fund's portfolio
3/31/18 (Unaudited)

COMMON STOCKS (97.2%)(a)
		Shares	Value

Argentina (0.9%)

Grupo Financiero Galicia SA ADR		35,200	$2,314,752

			2,314,752
Australia (1.9%)

Challenger, Ltd.		308,746	2,757,159

Iluka Resources, Ltd.		267,433	2,188,797

			4,945,956
Brazil (1.8%)

IRB Brasil Resseguros SA		219,600	2,784,369

TIM Participacoes SA ADR		95,000	2,058,650

			4,843,019
Canada (3.8%)

Cenovus Energy, Inc.		287,500	2,447,996

Constellation Software, Inc.		3,500	2,374,762

Magna International, Inc.		93,900	5,289,186

			10,111,944
China (2.7%)

Alibaba Group Holding, Ltd. ADR(NON)(S)		13,800	2,532,852

Tencent Holdings, Ltd.		48,856	2,600,665

Want Want China Holdings, Ltd.		2,525,000	2,044,365

			7,177,882
Denmark (1.3%)

Danske Bank A/S		89,342	3,338,889

			3,338,889
France (10.5%)

Airbus SE		40,649	4,703,239

Eurazeo SA		30,316	2,791,580

Natixis SA		395,311	3,244,799

Societe Generale SA		72,554	3,947,321

STMicroelectronics NV		180,555	4,006,956

Total SA		103,669	5,891,886

Veolia Environnement SA		132,668	3,146,165

			27,731,946
Germany (12.6%)

Adidas AG		16,476	3,990,176

BASF SE		34,910	3,547,933

Bayer AG		46,751	5,286,280

Delivery Hero Holding GmbH(NON)		47,135	2,281,188

Evonik Industries AG		84,640	2,986,380

HC Brillant Services GmbH (acquired various dates from 8/2/13 to 8/31/13, cost $8) (Private)(F)(RES)(NON)		12	11

KION Group AG		30,339	2,831,257

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $8) (Private)(F)(RES)(NON)		6	6

New Middle East Other Assets GmbH (acquired 8/2/13, cost $3) (Private)(F)(RES)(NON)		2	2

Rheinmetall AG		25,243	3,588,800

Siemens AG		40,027	5,105,450

Uniper SE		116,720	3,557,384

			33,174,867
India (0.6%)

Edelweiss Financial Services, Ltd.		459,255	1,708,830

			1,708,830
Ireland (3.1%)

Bank of Ireland Group PLC(NON)		247,762	2,171,657

CRH PLC		88,241	3,000,134

Kerry Group PLC Class A		28,427	2,890,611

			8,062,402
Italy (2.4%)

Eni SpA		197,305	3,478,077

Pirelli & C SpA(NON)		315,836	2,804,496

			6,282,573
Japan (23.0%)

Asahi Group Holdings, Ltd.		83,800	4,463,085

Chugai Pharmaceutical Co., Ltd.		52,600	2,659,537

Ferrotec Holdings Corp.(S)		134,500	3,385,095

Hoya Corp.		87,100	4,342,517

Komatsu, Ltd.		101,900	3,396,826

Kyudenko Corp.		64,600	3,175,208

Nintendo Co., Ltd.		8,100	3,567,182

NSK, Ltd.		290,000	3,886,472

ORIX Corp.		293,300	5,172,477

Shiseido Co., Ltd.		54,300	3,476,772

SMC Corp.		7,700	3,116,761

Sony Corp.		110,400	5,339,208

Sumitomo Mitsui Financial Group, Inc.		106,300	4,453,601

Takeda Pharmaceutical Co., Ltd.		53,800	2,620,604

Toshiba Corp.(NON)		920,000	2,663,033

Toyota Motor Corp.		78,300	5,022,297

			60,740,675
Luxembourg (0.8%)

Global Fashion Group SA (acquired 8/2/13, cost $394,947) (Private)(F)(RES)(NON)		9,323	92,236

Orion Engineered Carbons SA		73,400	1,989,140

			2,081,376
Netherlands (7.2%)

Heineken NV		37,454	4,030,884

ING Groep NV		317,637	5,364,803

Koninklijke Ahold Delhaize NV		184,364	4,371,511

Unilever NV ADR		93,470	5,283,713

			19,050,911
Singapore (1.4%)

DBS Group Holdings, Ltd.		168,500	3,554,496

			3,554,496
South Korea (1.1%)

Samsung Electronics Co., Ltd. (Preference)		1,561	2,987,560

			2,987,560
Spain (2.1%)

Aena SME SA		14,090	2,839,430

CaixaBank SA		538,106	2,566,332

			5,405,762
Sweden (1.2%)

Assa Abloy AB Class B		143,952	3,125,461

			3,125,461
Switzerland (3.9%)

Novartis AG		62,555	5,060,828

Partners Group Holding AG		4,581	3,409,342

Wizz Air Holdings PLC(NON)		40,211	1,839,180

			10,309,350
United Kingdom (12.2%)

Associated British Foods PLC		104,723	3,661,116

AstraZeneca PLC		64,810	4,457,729

Burford Capital, Ltd.		103,722	1,953,277

Compass Group PLC		140,951	2,880,220

Dixons Carphone PLC		884,071	2,317,239

Prudential PLC		223,155	5,578,280

Rio Tinto PLC		111,185	5,645,067

Virgin Money Holdings UK PLC		586,378	2,164,393

Wolseley PLC		45,415	3,416,090

			32,073,411
United States (2.7%)

Alphabet, Inc. Class C,(NON)		2,102	2,168,823

Amazon.com, Inc.(NON)		1,715	2,482,188

KKR & Co. LP		124,800	2,533,437

			7,184,448

Total common stocks (cost $222,769,365)			$256,206,510

CONVERTIBLE PREFERRED STOCKS (—%)(a)
		Shares	Value

Global Fashion Group SA zero % cv. pfd. (acquired various dates from 7/11/16 to 9/14/17, cost $47,586) (Private)(F)(RES)(NON)		7,239	$73,051

Total convertible preferred stocks (cost $47,586)			$73,051

SHORT-TERM INVESTMENTS (3.7%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.89%(AFF)	Shares	4,845,000	$4,845,000

Putnam Short Term Investment Fund 1.82%(AFF)	Shares	4,290,598	4,290,598

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.58%(P)	Shares	110,000	110,000

U.S. Treasury Bills 1.486%, 5/3/18(SEGSF)		$52,000	51,927

U.S. Treasury Bills 1.540%, 5/17/18		132,000	131,729

U.S. Treasury Bills 1.552%, 6/7/18		111,000	110,662

U.S. Treasury Bills 1.640%, 7/5/18		103,000	102,540

U.S. Treasury Bills 1.652%, 6/21/18		104,000	103,609

Total short-term investments (cost $9,746,145)			$9,746,065

TOTAL INVESTMENTS

Total investments (cost $232,563,096)			$266,025,626

FORWARD CURRENCY CONTRACTS at 3/31/18 (aggregate face value $77,507,547) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/18/18	$2,233,380	$2,274,618	$(41,238)
	Euro	Sell	6/20/18	2,691,317	2,700,987	9,670
	Hong Kong Dollar	Sell	5/16/18	2,319,594	2,330,085	10,491
Barclays Bank PLC
	Hong Kong Dollar	Buy	5/16/18	5,681,226	5,704,361	(23,135)
	Swiss Franc	Buy	6/20/18	2,500,369	2,549,845	(49,476)
Citibank, N.A.
	Australian Dollar	Buy	4/18/18	1,925,243	1,970,241	(44,998)
	British Pound	Buy	6/20/18	21,394	20,956	438
	Canadian Dollar	Sell	4/18/18	455,144	472,418	17,274
	Danish Krone	Buy	6/20/18	1,623,159	1,632,583	(9,424)
	Euro	Sell	6/20/18	656,588	652,613	(3,975)
	Japanese Yen	Buy	5/16/18	181,973	177,718	4,255
	New Zealand Dollar	Buy	4/18/18	506,099	496,775	9,324
Credit Suisse International
	Norwegian Krone	Sell	6/20/18	252,332	252,888	556
	Swedish Krona	Buy	6/20/18	3,031,439	3,070,047	(38,608)
Goldman Sachs International
	British Pound	Buy	6/20/18	4,011,637	3,930,112	81,525
	Canadian Dollar	Sell	4/18/18	324,626	334,902	10,276
	Chinese Yuan (Offshore)	Sell	5/16/18	5,748,151	5,706,094	(42,057)
	Euro	Buy	6/20/18	4,019,589	4,002,464	17,125
JPMorgan Chase Bank N.A.
	British Pound	Buy	6/20/18	7,135,991	6,993,548	142,443
	Canadian Dollar	Sell	4/18/18	1,385,620	1,428,949	43,329
	Euro	Sell	6/20/18	5,069,931	5,040,789	(29,142)
	Japanese Yen	Sell	5/16/18	328,950	323,986	(4,964)
	Norwegian Krone	Sell	6/20/18	175,118	164,872	(10,246)
	Singapore Dollar	Sell	5/16/18	79,014	50,591	(28,423)
	South Korean Won	Sell	5/16/18	2,886,334	2,883,241	(3,093)
	Swedish Krona	Buy	6/20/18	836,459	847,257	(10,798)
	Swiss Franc	Buy	6/20/18	8,134,070	8,294,736	(160,666)
Royal Bank of Scotland PLC (The)
	Japanese Yen	Buy	5/16/18	2,010,240	1,997,503	12,737
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/18/18	1,030,094	1,049,069	(18,975)
	Canadian Dollar	Sell	4/18/18	473,468	488,270	14,802
	Euro	Sell	6/20/18	6,489,403	6,449,307	(40,096)
	Israeli Shekel	Buy	4/18/18	1,191,310	1,213,968	(22,658)
	Japanese Yen	Buy	5/16/18	2,051,757	2,001,754	50,003

Unrealized appreciation						424,248

Unrealized (depreciation)						(581,972)

Total						$(157,724)
* The exchange currency for all contracts listed is the United States Dollar.

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2018 through March 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $263,713,378.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $165,306, or 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 03/31/18

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$3,970,878	$21,084,110	$20,209,988	$20,583	$4,845,000
	Putnam Short Term Investment Fund**	1,954,938	26,973,398	24,637,738	10,256	4,290,598
	Total Short-term investments	$5,925,816	$48,057,508	$44,847,726	$30,839	$9,135,598
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $4,845,000, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $4,793,997.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $9,984.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $265,444 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	23.4%
	Industrials	16.6
	Consumer discretionary	11.5
	Consumer staples	11.5

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $237,330 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $9,984 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Argentina	$2,314,752	$—	$—
Australia	—	4,945,956	—
Brazil	4,843,019	—	—
Canada	10,111,944	—	—
China	2,532,852	4,645,030	—
Denmark	—	3,338,889	—
France	—	27,731,946	—
Germany	—	33,174,848	19
India	—	1,708,830	—
Ireland	—	8,062,402	—
Italy	—	6,282,573	—
Japan	—	60,740,675	—
Luxembourg	1,989,140	—	92,236
Netherlands	—	19,050,911	—
Singapore	—	3,554,496	—
South Korea	—	2,987,560	—
Spain	—	5,405,762	—
Sweden	—	3,125,461	—
Switzerland	—	10,309,350	—
United Kingdom	—	32,073,411	—
United States	7,184,448	—	—
Total common stocks	28,976,155	227,138,100	92,255
Convertible preferred stocks	—	—	73,051
Short-term investments	4,400,598	5,345,467	—

Totals by level	$33,376,753	$232,483,567	$165,306

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(157,724)	$—

Totals by level	$—	$(157,724)	$—

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$424,248	$581,972

Total	$424,248	$581,972

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$99,900,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 29, 2018